Prima facie tax reconciliation (Tables)	6 Months Ended
Jun. 30, 2021
Major components of tax expense (income) [abstract]
Summary of prima facie tax reconciliation

	Six months ended 30 June 2021	Six months ended 30 June 2020
	US$m	US$m
Profit before taxation	18,049	5,279
Deduct: share of profit after tax of equity accounted units(a)	(556)	(198)
Add back: impairment of investments in equity accounted units(a)	—	119
Parent companies' and subsidiaries' profit before tax	17,493	5,200

Prima facie tax payable at UK rate of 19% (2020: 19%)	3,324	988
Higher rate of taxation on Australian underlying earnings	1,609	707
Impact of items excluded in arriving at underlying earnings(b):
– Impairment charges(c)	—	92
– Exchange and gains/losses on derivatives	(34)	18
– Losses from increases to closure estimates (non-operating and fully impaired sites)	(9)	(21)
Other tax rates applicable outside the UK and Australia on underlying earnings	77	(79)
Amounts under/(over) provided in prior years	43	(6)
Recognition of previously unrecognised deferred tax assets(d)	(77)	—
Write-down of previously recognised deferred tax assets	8	12
Other items	40	117
Total taxation charge(a)	4,981	1,828

(a)This tax reconciliation relates to the Group's parent companies, subsidiaries and joint operations, and excludes equity accounted units. The Group's share of profit of equity accounted units is net of tax charges of US$318 million (30 June 2020: US$111 million). In 2020, impairments of investments in equity accounted units were net of tax credits of US$29 million.

(b)The impact for each item includes the effect of tax rates applicable outside the UK.

(c)In 2020, the tax impact of impairments included the write down of deferred tax assets at ISAL and NZAS and non-recognition of deferred tax on those impairments. The tax impact also included recognition at local tax rates of deferred tax assets arising on the impairments of Bell Bay, Gladstone Power Station and Diavik. Refer to the Impairment charges note on pages F-13 and F-14.

(d)The recognition of previously unrecognised deferred tax assets relates to the recognition of prior year deferred tax assets on losses and on impaired assets at Oyu Tolgoi due to improved deferred tax asset recovery expectations.